PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Index Solution 2035 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 22.6%
907,690  Vanguard Long-Term
Treasury ETF
$ 51,611,253
3.0
6,212,568
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
305,658,346
17.7
900,532  Xtrackers USD High
Yield Corporate Bond
ETF
33,418,742
1.9
Total Exchange-Traded
Funds
(Cost $388,775,787)
390,688,341
22.6
MUTUAL FUNDS : 77.3%
Affiliated Investment Companies : 77.3%
10,916,682  Voya U.S. Bond Index
Portfolio - Class I
100,215,137
5.8
5,664,995  Voya VACS Index
Series EM Portfolio
80,726,181
4.7
23,330,838  Voya VACS Index
Series I Portfolio
312,866,536
18.0
5,179,945  Voya VACS Index
Series MC Portfolio
67,753,677
3.9
46,730,016  Voya VACS Index
Series S Portfolio
742,072,648
42.8
3,178,486  Voya VACS Index
Series SC Portfolio
35,916,894
2.1
Total Mutual Funds
(Cost $1,031,410,825)
1,339,551,073
77.3
Total Long-Term
Investments
(Cost $1,420,186,612)
1,730,239,414
99.9
Total Investments in
Securities
(Cost $1,420,186,612) $ 1,730,239,414 99.9
Assets in Excess of
Other Liabilities 2,427,481 0.1
Net Assets $ 1,732,666,895 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Index Solution 2035 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 390,688,341 $ — $ — $ 390,688,341
Mutual Funds 1,339,551,073 — — 1,339,551,073
Total Investments, at fair value $ 1,730,239,414 $ — $ — $ 1,730,239,414
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index - Class I
$ — $ 16,801,021 $ (16,801,021) $ — $ — $ 29,840 $ 1,821,076 $ 1,668,708
Voya Short Duration Bond Fund -
Class R6
7,845,276 100,627 (7,937,493) (8,410) — 54,331 33,541 —
Voya U.S. Bond Index Portfolio -
Class I
111,405,848 30,624,940 (44,343,954) 2,528,303 100,215,137 3,029,302 168,847 —
Voya VACS Index Series EM
Portfolio
70,299,826 3,618,610 (8,943,116) 15,750,861 80,726,181 1,284,116 1,487,037 10,598
Voya VACS Index Series I Portfolio
290,659,471 38,564,984 (62,188,313) 45,830,394 312,866,536 8,088,587 12,788,455 —
Voya VACS Index Series MC
Portfolio
76,043,202 36,629,668 (40,527,741) (4,391,452) 67,753,677 1,137,348 6,036,905 1,882,629
Voya VACS Index Series S
Portfolio
640,021,132 111,424,343 (48,060,298) 38,687,471 742,072,648 8,234,554 23,164,475 28,071,296
Voya VACS Index Series SC
Portfolio
41,663,323 7,833,363 (11,184,039) (2,395,753) 35,916,894 819,909 1,382,755 3,541,702
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
268,344,020 40,339,359 (10,336,250) 7,311,217 305,658,346 10,436,038 (350,277) —
$ 1,506,282,098 $ 285,936,915 $ (250,322,225) $ 103,312,631 $ 1,645,209,419 $ 33,114,025 $ 46,532,814 $ 35,174,933
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 311,549,501
Gross Unrealized Depreciation (1,496,699)
Net Unrealized Appreciation $ 310,052,802